PREFERRED SHARES - Schedule of Preferred Shares (Details) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions		1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 30, 2021	Jan. 29, 2021	Dec. 31, 2022	Dec. 31, 2022	May 31, 2022	Dec. 31, 2021	May 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Preferred shares			$ 2,499	$ 2,499		$ 3,487		$ 3,980
Series 1
Class of Stock [Line Items]
Number of shares outstanding (in shares)			14,577	14,577
Current yield (as a percent)				3.479%
Annual dividend ( in Canadian dollars per share)				$ 0.86975
Redemption price per share (in Canadian dollars per share)			$ 25.00	$ 25.00
Preferred shares			$ 360	$ 360		360		360
Series 1 | Government of Canada, Five-Year Bond Yield
Class of Stock [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum (as a percent)			1.92%	1.92%
Series 2
Class of Stock [Line Items]
Number of shares outstanding (in shares)			7,423	7,423
Current yield (as a percent)				6.053%
Redemption price per share (in Canadian dollars per share)			$ 25.00	$ 25.00
Preferred shares			$ 179	$ 179		179		179
Series 2 | Government of Canada, Treasury Bill Rate
Class of Stock [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum (as a percent)			1.92%	1.92%
Series 3
Class of Stock [Line Items]
Number of shares outstanding (in shares)			9,997	9,997
Current yield (as a percent)				1.694%
Annual dividend ( in Canadian dollars per share)				$ 0.4235
Redemption price per share (in Canadian dollars per share)			$ 25.00	$ 25.00
Preferred shares			$ 246	$ 246		246		246
Series 3 | Government of Canada, Five-Year Bond Yield
Class of Stock [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum (as a percent)			1.28%	1.28%
Series 4
Class of Stock [Line Items]
Number of shares outstanding (in shares)			4,003	4,003
Current yield (as a percent)				5.413%
Redemption price per share (in Canadian dollars per share)			$ 25.00	$ 25.00
Preferred shares			$ 97	$ 97		97		97
Series 4 | Government of Canada, Treasury Bill Rate
Class of Stock [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum (as a percent)			1.28%	1.28%
Series 5
Class of Stock [Line Items]
Number of shares outstanding (in shares)			12,071	12,071
Current yield (as a percent)	1.949%	2.263%		1.949%
Annual dividend ( in Canadian dollars per share)				$ 0.48725
Redemption price per share (in Canadian dollars per share)			$ 25.00	$ 25.00
Preferred shares			$ 294	$ 294		294		310
Series 5 | Government of Canada, Five-Year Bond Yield
Class of Stock [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum (as a percent)			1.54%	1.54%
Series 6
Class of Stock [Line Items]
Number of shares outstanding (in shares)			1,929	1,929
Current yield (as a percent)				5.192%
Redemption price per share (in Canadian dollars per share)			$ 25.00	$ 25.00
Preferred shares			$ 48	$ 48		48		32
Series 6 | Government of Canada, Treasury Bill Rate
Class of Stock [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum (as a percent)			1.54%	1.54%
Series 7
Class of Stock [Line Items]
Number of shares outstanding (in shares)			24,000	24,000
Current yield (as a percent)				3.903%
Annual dividend ( in Canadian dollars per share)				$ 0.97575
Redemption price per share (in Canadian dollars per share)			$ 25.00	$ 25.00
Preferred shares			$ 589	$ 589		589		589
Series 7 | Government of Canada, Five-Year Bond Yield
Class of Stock [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum (as a percent)			2.38%	2.38%
Series 9
Class of Stock [Line Items]
Number of shares outstanding (in shares)			18,000	18,000
Current yield (as a percent)				3.762%
Annual dividend ( in Canadian dollars per share)				$ 0.9405
Redemption price per share (in Canadian dollars per share)			$ 25.00	$ 25.00
Preferred shares			$ 442	$ 442		442		442
Series 9 | Government of Canada, Five-Year Bond Yield
Class of Stock [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum (as a percent)			2.35%	2.35%
Series 11
Class of Stock [Line Items]
Number of shares outstanding (in shares)			10,000	10,000
Current yield (as a percent)				3.351%
Annual dividend ( in Canadian dollars per share)				$ 0.83775
Redemption price per share (in Canadian dollars per share)			$ 25.00	$ 25.00
Preferred shares			$ 244	$ 244		244		244
Series 11 | Government of Canada, Five-Year Bond Yield
Class of Stock [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum (as a percent)			2.96%	2.96%
Series 13
Class of Stock [Line Items]
Number of shares outstanding (in shares)			0	0
Current yield (as a percent)				0.00%
Annual dividend ( in Canadian dollars per share)			$ 0.34375	$ 0
Redemption price per share (in Canadian dollars per share)			$ 0	$ 0			$ 25.00
Preferred shares								493
Series 15
Class of Stock [Line Items]
Number of shares outstanding (in shares)			0	0
Current yield (as a percent)				0.00%
Annual dividend ( in Canadian dollars per share)			$ 0.30625	$ 0
Redemption price per share (in Canadian dollars per share)			$ 0	$ 0	$ 25.00
Preferred shares						$ 988		$ 988
Even numbered series of preferred shares
Class of Stock [Line Items]
Period of Government of Canada bond or treasury bill considered for calculation of dividend yield per annum				90 days
Series 8 | Government of Canada, Treasury Bill Rate
Class of Stock [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum (as a percent)			2.38%	2.38%
Series 10 | Government of Canada, Treasury Bill Rate
Class of Stock [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum (as a percent)			2.35%	2.35%
Series 12 | Government of Canada, Treasury Bill Rate
Class of Stock [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum (as a percent)			2.96%	2.96%
Odd numbered series of preferred shares
Class of Stock [Line Items]
Period of time preferred stock or bond is considered for dividend yield calculation				5 years